Debt	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Debt
7.	Debt
Short-term Debt
The following table presents the Company’s outstanding short-term debt as of December 31, 2020 and September 30 2021:

	Annual interest rates	Term	As of December 31, 2020	As of September 30, 2021
			RMB	RMB	US$
Short-term loans
East West Bank	4.75% -5.50%	1 year	35,000	65,000	10,088
SPD Silicon Valley Bank	4.85% - 6.00%(Floating)	1 year	30,000	70,000	10,864
Agricultural Bank of China	4.85%	1 year	1,000	—	—
Long-term debt, current portion	8.45% - 14.86%	3 years	7,837	5,574	865

Total			73,837	140,574	21,817

In July 2020, the Company entered into a banking facility agreement with East West Bank, pursuant to which the Company is entitled to borrow RMB65,000 with an interest rate of 5.00%. The Company drew down RMB25,000, RMB10,000 and RMB 30,000 July 2020, August 2020 and May 2021
,
respectively.
The loan is intended for general working capital purposes
and is secured
by certain accounts receivables of the Company.
In November 2020, the Company entered into a banking facility agreement with SPD Silicon Valley Bank, pursuant to which the Company is entitled to borrow RMB70,000 with a floating interest rate benchmarked to one-year
lending rate of PBOC. The Company drew down RMB

30,000, RMB

30,000 and RMB

10,000

in November 2020, January 2021 and April 2021
, respectively.
The loan is intended for general working capital purposes and is secured by certain accounts receivables of the Company.
Long-term debt
The following table presents the Company’s long-term debt as of December 31, 2020 and September 30, 2021:

	Annual interest rates	Term	As of December 31, 2020	As of September 30, 2021
			RMB	RMB	US$
Long-term debt, current portion	8.45% - 14.86%	3 years	7,837	5,574	865
Long-term debt, non-current portion	8.45% - 14.86%	3 years	5,135	420	65

Total			12,972	5,994	930

The weighted average interest rate for all the outstanding borrowings was approximately 5.70% and 5.17% as of December 31, 2020 and September 30, 2021 respectively.